Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

Inventories at December 31, 2019 and 2018 consists of the following:

	December 31, 2019	December 31, 2018
Ore on leach pad	$3,903,297	$1,193,341
Carbon column in process	235,762	-
Finished goods	194,623	-
Total	$4,333,682	$1,193,341

Inventories at December 31, 2019 and 2018 were valued at net realizable value because production costs were greater than the amount the Company expects to receive on the sale of the estimated gold ounces contained in inventories at both period-end dates. The write-down to net realizable value was $870,085 and $656,257 at December 31, 2019 and 2018.